INCOME TAXES - Reconciliation of Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Asset, Net Reconciliation
Deferred tax assets, at period start	$ 250	$ 5,620
Deferred tax liabilities, at period start	(5,545)	(3,744)
Deferred tax assets period start			$ 1,876
Deferred tax liabilities, at period start	(5,295)
Recognized in the year
Adjustment in respect of prior year	331	(836)
Utilization of tax losses	(271)	(4,534)
Recognition of deferred liability on fixed asset temporary differences	(1,788)	(1,801)
Adjustments recognized in period	(1,728)	(7,171)
Deferred tax assets, at period end	103	250
Deferred tax liabilities, at period end	(7,126)	(5,545)
Deferred tax liabilities, at period end	$ (7,023)	$ (5,295)